Stockholders’ Equity - Schedule of Stock Option Activity (Details) - $ / shares			6 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 25, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Options, outstanding	569,922		569,922
Weighted Average Exercise Price, outstanding	$ 36.05		$ 36.05		$ 178.6
Weighted Average Remaining Contractual Life (in years), outstanding	9 years 21 days		9 years 3 months 21 days	9 years 21 days	8 years 10 months 2 days
Options, Granted			1,283,500	466,243
Weighted Average Exercise Price, Granted			$ 9.46	$ 4.34
Weighted Average Remaining Contractual Life (in years), Granted			9 years 5 months 15 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Options, Expired			(51)
Weighted Average Exercise Price, Expired			$ 90,876
Options, outstanding	569,922	466,162	1,853,371	569,922
Weighted Average Exercise Price, outstanding	$ 36.05		$ 15.13	$ 36.05
Options, exercisable	557,277		1,834,726	557,277
Weighted Average Exercise Price, exercisable	$ 34.96		$ 14.67	$ 34.96
Option Exercisable, Weighted Average Remaining Contractual Life (in years)			9 years 3 months 21 days	9 years 14 days